Significant Accounting Policies (Details) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,596,732	2,459,930	2,562,029	1,303,594
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	887,129	402,276	518,076	395,286
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	9,600,564	1,932,029	1,932,029	777,029
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	109,039	53,992	40,291	59,646
Notes payable Conversion option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		71,633	71,633	71,633